Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of company's segment reporting information
	Years Ended December 31,
	2021	2020
Sales
Optron	$482,582	$554,890
Overhoff	1,655,025	1,198,086
Corporate	-	-
	$2,137,607	$1,752,976

Gross profit
Optron	$101,447	$124,673
Overhoff	1,275,205	349,834
Corporate	-	-
	$1,376,652	$474,507

Income (loss) from operations
Optron	$(799,837)	$(684,097)
Overhoff	264,763	(86,862)
Corporate	(1,757,739)	(1,313,087)
	$(1,876,684)	$(2,084,046)

Interest Expenses
Optron	$10,076	$15,615
Overhoff	-	-
Corporate	925	30,245
	$11,001	$45,860

Net income (loss)
Optron	$(799,837)	$(675,712)
Overhoff	520,939	(122,862)
Corporate	(1,757,739)	(2,739,529)
	$(1,876,684)	$(3,538,103)

	As of December 31,
	2021	2020
Total Assets
Optron	$1,027,669	$1,084,440
Overhoff	1,754,485	1,320,197
Corporate	69,032	50,271
	$2,851,186	$2,454,908

Goodwill
Optron	$-	$-
Overhoff	570,176	570,176
Corporate	-	-
	$570,176	$570,176

	Three Months Ended March 31,
	2022	2021
Sales
Optron	$56,994	$22,816
Overhoff	282,521	395,008
Corporate	-	-
	$339,515	$417,824

Gross profit
Optron	$44,082	$13,424
Overhoff	183,195	187,748
Corporate	-	-
	$227,277	$201,172

Income (loss) from operations
Optron	$(218,838)	$(194,493)
Overhoff	(306,356)	(22,655)
Corporate	(121,036)	(441,831)
	$(646,226)	$(658,979)

Interest Expenses
Optron	$2,445	$2,823
Overhoff	972	-
Corporate	-	-
	$3,417	$2,823

Net income (loss)
Optron	$(215,283)	$(191,316)
Overhoff	(316,324)	(28,655)
Corporate	(118,036)	(443,590)
	$(649,643)	$(663,561)

	As of March 31,	As of December 31,
Total Assets	2022	2021
Optron	$1,056,154	$1,027,669
Overhoff	1,403,675	1,754,485
Corporate	29,040	69,032
	$2,	$2,851,186

Goodwill
Optron	$-	$-
Overhoff	570,176	570,176
Corporate	-	-
	$570,176	$570,176